Revenue Recognition - Schedule of Change in Contract with Customer Contract Liability (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in Contract with Customer, Liability [Abstract]
Deferred revenue, beginning of period	$ 2,864	$ 1,661	$ 1,591
Unconditional rights to invoice but not yet	671	1,770	1,076
Revenue recognized from prior period deferred	(1,425)	(567)	(1,006)
Deferred revenue, end of period	$ 2,110	$ 2,864	$ 1,661